UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23136

Investment Company Act File Number

Eaton Vance High Income 2021 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

High Income 2021 Target Term Trust

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 121.3%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 5.1%
Bombardier, Inc., 8.75%, 12/1/21(1)	$4,500	$4,972,500
TransDigm, Inc., 5.50%, 10/15/20	6,000	6,007,500

		$10,980,000

Air Transportation — 2.5%
Air Canada, 7.75%, 4/15/21(1)	$5,000	$5,362,500

		$5,362,500

Banks & Thrifts — 0.7%
Ally Financial, Inc., 4.25%, 4/15/21	$1,000	$1,002,500
CIT Group, Inc., 3.875%, 2/19/19	600	602,400

		$1,604,900

Broadcasting — 2.7%
Netflix, Inc., 5.375%, 2/1/21	$5,500	$5,680,400

		$5,680,400

Building Materials — 4.2%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$265	$282,888
FBM Finance, Inc., 8.25%, 8/15/21(1)	6,710	7,020,337
Gibraltar Industries, Inc., 6.25%, 2/1/21	1,655	1,671,550

		$8,974,775

Cable/Satellite TV — 6.9%
Cablevision Systems Corp., 8.00%, 4/15/20	$3,500	$3,682,700
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	5,070	5,064,165
CSC Holdings, LLC, 6.75%, 11/15/21	4,925	5,171,250
DISH DBS Corp., 6.75%, 6/1/21	845	848,169

		$14,766,284

Capital Goods — 1.7%
Anixter, Inc., 5.125%, 10/1/21	$3,500	$3,578,750

		$3,578,750

Chemicals — 1.2%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$2,500	$2,562,500

		$2,562,500

Consumer Products — 1.6%
Edgewell Personal Care Co., 4.70%, 5/19/21	$1,500	$1,503,750
Mattel, Inc., 2.35%, 8/15/21	2,150	1,961,875

		$3,465,625

Containers — 1.9%
Ball Corp., 4.375%, 12/15/20	$4,000	$4,045,000

		$4,045,000

Diversified Financial Services — 8.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,000	$1,020,370

Security	Principal Amount (000’s omitted)	Value
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$2,394	$2,447,865
DAE Funding, LLC, 4.00%, 8/1/20(1)	3,295	3,266,169
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	3,585	3,632,053
Navient Corp., 4.875%, 6/17/19	1,000	1,006,250
Navient Corp., 5.50%, 1/15/19	1,000	1,009,250
Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(1)	5,500	5,341,875

		$17,723,832

Energy — 18.5%
Antero Resources Corp., 5.375%, 11/1/21	$3,450	$3,506,063
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	2,595	2,633,925
Denbury Resources, Inc., 9.00%, 5/15/21(1)	81	86,038
Energy Transfer Equity, L.P., 7.50%, 10/15/20	2,000	2,137,500
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	3,185	3,280,550
Nabors Industries, Inc., 4.625%, 9/15/21	3,000	2,947,500
Resolute Energy Corp., 8.50%, 5/1/20	480	480,000
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,500	4,708,701
SESI, LLC, 7.125%, 12/15/21	3,850	3,922,188
SM Energy Co., 6.50%, 11/15/21	3,000	3,070,875
Tervita Escrow Corp., 7.625%, 12/1/21(1)	4,580	4,694,500
Weatherford International, Ltd., 5.125%, 9/15/20	835	843,350
Whiting Petroleum Corp., 5.75%, 3/15/21	3,500	3,585,645
Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,235,000
Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,514,092

		$39,645,927

Environmental — 1.0%
Clean Harbors, Inc., 5.125%, 6/1/21	$2,230	$2,243,938

		$2,243,938

Food & Drug Retail — 2.1%
Safeway, Inc., 4.75%, 12/1/21	$4,750	$4,560,000

		$4,560,000

Gaming — 7.5%
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	$2,500	$2,534,375
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	2,940	3,035,550
MGM Resorts International, 6.625%, 12/15/21	5,000	5,275,000
MGM Resorts International, 6.75%, 10/1/20	895	939,750
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	1,490	1,478,825
Studio City Co., Ltd., 7.25%, 11/30/21(1)	2,750	2,846,250

		$16,109,750

Health Care — 13.3%
Centene Corp., 5.625%, 2/15/21	$5,500	$5,629,938
HCA Healthcare, Inc., 6.25%, 2/15/21	4,500	4,680,000
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,500	2,540,625
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	2,230	2,475,300
Tenet Healthcare Corp., 6.00%, 10/1/20	4,000	4,125,000
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,235	1,289,031
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	1,000	958,361
Teva Pharmaceutical Finance IV, LLC, 2.25%, 3/18/20	2,000	1,928,594
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	4,830	4,914,525

		$28,541,374

Security	Principal Amount (000’s omitted)	Value
Homebuilders/Real Estate — 3.0%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(1)	$2,663	$2,666,329
TRI Pointe Group, Inc., 4.875%, 7/1/21	3,750	3,782,812

		$6,449,141

Leisure — 0.8%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$1,659	$1,659,000

		$1,659,000

Metals/Mining — 6.2%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$4,110	$3,976,425
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	6,220	6,293,863
Freeport-McMoRan, Inc., 4.00%, 11/14/21	2,000	1,960,000
Hecla Mining Co., 6.875%, 5/1/21	1,000	1,013,715

		$13,244,003

Restaurants — 1.1%
Yum! Brands, Inc., 3.75%, 11/1/21	$2,500	$2,459,375

		$2,459,375

Services — 2.9%
ADT Corp. (The), 6.25%, 10/15/21	$6,000	$6,240,000

		$6,240,000

Steel — 2.7%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$4,155	$4,196,550
Steel Dynamics, Inc., 5.125%, 10/1/21	1,500	1,516,875

		$5,713,425

Super Retail — 4.7%
L Brands, Inc., 6.625%, 4/1/21	$4,000	$4,240,000
Michaels Stores, Inc., 5.875%, 12/15/20(1)	2,725	2,749,116
Penske Automotive Group, Inc., 3.75%, 8/15/20	3,000	2,977,500

		$9,966,616

Technology — 9.0%
CommScope, Inc., 5.00%, 6/15/21(1)	$2,500	$2,509,375
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,500	2,537,176
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	5,500	5,588,390
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% cash or 7.875% PIK), 5/1/21(1)(2)	6,000	6,037,500
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	2,500	2,500,000

		$19,172,441

Telecommunications — 9.7%
CenturyLink, Inc., 6.45%, 6/15/21	$4,500	$4,649,265
Digicel, Ltd., 6.00%, 4/15/21(1)	4,055	3,674,843
GCI, LLC, 6.75%, 6/1/21	1,367	1,382,379
Hughes Satellite Systems Corp., 7.625%, 6/15/21	3,500	3,736,250
Sprint Corp., 7.25%, 9/15/21	7,000	7,297,500

		$20,740,237

Security	Principal Amount (000’s omitted)	Value
Utilities — 2.0%
AES Corp. (The), 4.00%, 3/15/21	$4,400	$4,389,000

		$4,389,000

Total Corporate Bonds & Notes (identified cost $259,135,906)		$259,878,793

Senior Floating-Rate Loans — 2.8%(3)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Energy — 1.6%
Chesapeake Energy Corporation
Term Loan, 9.59%, (1 mo. USD LIBOR + 7.50%), Maturing August 23, 2021	$3,265	$3,422,128

		$3,422,128

Gaming — 0.3%
GLP Financing, LLC
Term Loan, 3.59%, (1 mo. USD LIBOR + 1.50%), Maturing April 28, 2021	$636	$631,591

		$631,591

Services — 0.9%
Brickman Group, Ltd., LLC
Term Loan - Second Lien, 8.59%, (1 mo. USD LIBOR + 6.50%), Maturing December 17, 2021	$1,872	$1,886,718

		$1,886,718

Total Senior Floating-Rate Loans (identified cost $5,783,608)		$5,940,437

Convertible Bonds — 3.2%

Security	Principal Amount (000’s omitted)	Value
Utilities — 3.2%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$4,500	$4,475,853
Pattern Energy Group, Inc., 4.00%, 7/15/20	2,455	2,454,895

		$6,930,748

Total Convertible Bonds (identified cost $6,859,458)		$6,930,748

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(4)	167,126	$167,126

Total Short-Term Investments (identified cost $167,126)		$167,126

Total Investments — 127.4% (identified cost $271,946,098)		$272,917,104

Other Assets, Less Liabilities — (27.4)%		$(58,684,018)

Net Assets — 100.0%		$214,233,086

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $110,263,788 or 51.5% of the Trust’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2018 was $10,664.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$259,878,793	$—	$259,878,793
Senior Floating-Rate Loans	—	5,940,437	—	5,940,437
Convertible Bonds	—	6,930,748	—	6,930,748
Short-Term Investments	—	167,126	—	167,126
Total Investments	$—	$272,917,104	$—	$272,917,104

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance High Income 2021 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018